Share capital - Summary of Issued Share Capital (Detail) ₨ in Millions, $ in Millions		5 Months Ended	7 Months Ended	12 Months Ended
	Apr. 01, 2021 INR (₨) shares	Aug. 23, 2021 INR (₨) shares	Mar. 31, 2022 INR (₨) shares	Mar. 31, 2024 INR (₨) shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 INR (₨) shares	Mar. 31, 2022 INR (₨) shares
Disclosure Of Reconciliation Of Issued Capital [line Items]
Beginning balance				₨ 4,808
Shares issued during the year				2		₨ 15	₨ 9,149
Capital transaction involving issue of shares amount							73,655
Shares pending cancellation amount							997
Ending balance				4,808	$ 58	4,808
Issued capital
Disclosure Of Reconciliation Of Issued Capital [line Items]
Shares issued during the year				0		0	0
Capital transaction involving issue of shares amount							1,050
Recognition of non-controlling interests							(497)
Shares pending cancellation amount							0
Share premium
Disclosure Of Reconciliation Of Issued Capital [line Items]
Shares issued during the year				₨ 17		₨ 85	9,149
Capital transaction involving issue of shares amount							72,605
Recognition of non-controlling interests							(13,226)
Effect of approved capital reduction							₨ (9,128)
Ordinary Shares | Issued capital
Disclosure Of Reconciliation Of Issued Capital [line Items]
Beginning balance, shares | shares	379,924,556	379,924,556	388,504,721	373,037,667	373,037,667	399,177,640	379,924,556
Shares issued during the year, shares | shares	45,637,118		12,328,219	280,940	280,940	215,000
Capital transaction involving issue of shares | shares		105,011,966
Recognition of non-controlling interests, shares | shares		(49,732,523)
Adjustment to arrive at number of equity instruments | shares		(92,336,396)
Shares pending cancellation | shares			(1,655,300)
Shares bought back, held as treasury stock | shares				(10,688,015)	(10,688,015)	(26,354,973)
Ending balance, shares | shares	425,561,674	388,504,721	399,177,640	362,630,592	362,630,592	373,037,667	399,177,640
Beginning balance	₨ 3,799	₨ 3,799	₨ 4,808	₨ 4,808		₨ 4,808	₨ 3,799
Shares issued during the year	456		0	0		0
Capital transaction involving issue of shares amount		1,050
Recognition of non-controlling interests		(497)
Adjustment to arrive at number of equity instruments amount		0
Shares pending cancellation amount			0
Shares bought back, held as treasury stock amount				0		0
Ending balance	4,255	4,808	4,808	4,808	$ 58	4,808	4,808
Ordinary Shares | Share premium
Disclosure Of Reconciliation Of Issued Capital [line Items]
Beginning balance	67,165	67,165	154,030	154,136		154,051	67,165
Shares issued during the year	27,486		9,149	17		85
Capital transaction involving issue of shares amount		72,605
Recognition of non-controlling interests		(13,226)
Adjustment to arrive at number of equity instruments amount		0
Effect of approved capital reduction			(9,128)
Shares pending cancellation amount			0
Shares bought back, held as treasury stock amount				0		0
Ending balance	₨ 94,651	₨ 154,030	₨ 154,051	₨ 154,153	$ 1,850	₨ 154,136	₨ 154,051